Schedule of Investments (unaudited) May 31, 2019	iShares® MSCI New Zealand ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Airlines — 2.0%
Air New Zealand Ltd.	1,898,815	$3,218,131

Construction Materials — 4.6%
Fletcher Building Ltd.	2,219,550	7,595,773

Diversified Telecommunication Services — 11.9%
Chorus Ltd.	1,398,643	5,269,658
Spark New Zealand Ltd.	5,669,166	14,098,129

		19,367,787

Electric Utilities — 14.0%
Contact Energy Ltd.	1,560,096	7,494,912
Genesis Energy Ltd.	1,776,039	3,600,482
Infratil Ltd.	2,139,504	5,955,095
Mercury NZ Ltd.	2,287,404	5,740,522

		22,791,011

Equity Real Estate Investment Trusts (REITs) — 9.5%
Argosy Property Ltd.	3,092,066	2,660,544
Goodman Property Trust	3,419,344	4,134,609
Kiwi Property Group Ltd.	4,763,474	4,890,487
Precinct Properties New Zealand Ltd.	3,658,176	3,863,024

		15,548,664

Food Products — 15.2%
a2 Milk Co. Ltd.(a)	2,239,510	23,065,233
Synlait Milk Ltd.(a)	296,227	1,712,758

		24,777,991

Health Care Equipment & Supplies — 10.8%
Fisher & Paykel Healthcare Corp. Ltd.	1,759,326	17,660,980

Health Care Providers & Services — 7.2%
Metlifecare Ltd.	629,765	1,834,990
Ryman Healthcare Ltd.	965,268	7,286,253
Summerset Group Holdings Ltd.	742,357	2,680,836

		11,802,079

Hotels, Restaurants & Leisure — 3.9%
Restaurant Brands New Zealand Ltd.(a)	143,950	840,751
SKYCITY Entertainment Group Ltd.	2,207,827	5,454,463

		6,295,214

Security	Shares	Value

Independent Power and Renewable Electricity Producers — 4.5%
Meridian Energy Ltd.	2,649,977	$7,324,124

Media — 0.8%
Sky Network Television Ltd.	1,621,035	1,268,006

Oil, Gas & Consumable Fuels — 3.5%
New Zealand Refining Co. Ltd. (The)	827,454	1,111,115
Z Energy Ltd.	1,177,463	4,620,527

		5,731,642

Road & Rail — 0.7%
Tourism Holdings Ltd.	441,498	1,110,871

Software — 0.9%
Pushpay Holdings Ltd.(a)	591,539	1,461,404

Transportation Infrastructure — 10.4%
Auckland International Airport Ltd.	2,969,880	16,968,309

Total Common Stocks — 99.9% (Cost: $165,466,331)		162,921,986

Short-Term Investments

Money Market Funds — 0.0%
BlackRock Cash Funds: Treasury, SL Agency Shares,
2.33%(b)(c)	87,155	87,155

Total Short-Term Investments — 0.0% (Cost: $87,155)		87,155

Total Investments in Securities — 99.9% (Cost: $165,553,486)		163,009,141

Other Assets, Less Liabilities — 0.1%		94,598

Net Assets — 100.0%		$163,103,739

(a)	Non-income producing security.
(b)	Affiliate of the Fund.
(c)	Annualized 7-day yield as of period-end.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the nine months ended May 31, 2019, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 08/31/18	Net Activity	Shares Held at 05/31/19	Value at 05/31/19	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	14,452,593	(14,452,593)	—	$—	$46,231	(a)	$(809)	$(1,390)
BlackRock Cash Funds: Treasury, SL Agency Shares	67,985	19,170	87,155	87,155	1,852		—	—

				$87,155	$48,083		$(809)	$(1,390)

(a)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

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Schedule of Investments (unaudited) (continued) May 31, 2019	iShares® MSCI New Zealand ETF

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of May 31, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$162,921,986	$—	$—	$162,921,986
Money Market Funds	87,155	—	—	87,155

	$163,009,141	$—	$—	$163,009,141

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